Accounts receivable (Details Textual) - Accounts Receivable [Member] - Scenario, Forecast [Member] $ in Millions	1 Months Ended
Mar. 31, 2017 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	21.00%
Proceeds from Collection of Other Receivables	$ 8.9